Revenue and segment information (Assets and liabilities information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	[1]
Disclosure of operating segments [line items]
Segment assets	¥ 419,903,311	¥ 396,589,511	[2]
Including:
Segment liabilities	(303,781,641)	(288,974,907)	[2]
PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	396,350,552	375,802,537
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	19,541,461	26,518,908
Investments in associates	15,627,136	15,497,696
Investments in joint ventures	2,351,730	2,482,781
Segment liabilities	(297,508,896)	(283,842,936)
PRC power segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	345,057,426	337,297,224
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	18,467,651	25,930,607
Investments in associates	12,351,738	12,577,836
Investments in joint ventures	1,111,854	748,499
Segment liabilities	(269,224,115)	(266,816,265)
Overseas segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	40,886,478	28,526,428
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	581,225	260,240
Investments in associates	0	0
Investments in joint ventures	0	708,748
Segment liabilities	(25,600,861)	(14,000,442)
All other segments [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	10,406,648	9,978,885
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	492,585	328,061
Investments in associates	3,275,398	2,919,860
Investments in joint ventures	1,239,876	1,025,534
Segment liabilities	¥ (2,683,920)	¥ (3,026,229)

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).